Note 43	12 Months Ended
Dec. 31, 2024
Income And Expenses From Insurance And Reinsurance Contracts [Abstract]
Disclosure of Income and Expenses From Insurance and Reinsurance Contracts [Text Block]	Income and expense from insurance and reinsurance contracts
The balances of the headings “Income and expense from insurance and reinsurance contracts” in the consolidated income statements stem from the insurance activity and include the following:

Income and expense from insurance and reinsurance contracts (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Income from insurance and reinsurance contracts ⁽²⁾	3,720	3,081	2,622
Expense from insurance and reinsurance contracts	(2,238)	(1,821)	(1,547)
Total	1,482	1,261	1,075
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.
The table below shows the contribution of each insurance product to the Group´s income for the years ended December 31, 2024, 2023 and 2022:

Net income by type of product (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Life insurance	752	617	649
Individual	656	590	573
Group insurance	96	27	76
Non-Life insurance	730	643	426
Home insurance	—	—	—
Other non-life insurance products	730	643	426
Total	1,482	1,261	1,075
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).